As filed with the Securities and Exchange Commission on April 12, 2004.
                                                    1933 Act File No. 333-110429
                                                       1940 Act File No.811-2258


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14


                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933  [ ]

                         Pre-Effective Amendment No.      [ ]

                         Post-Effective Amendment No. 1   [X]


                           EATON VANCE SERIES TRUST II
                           ---------------------------
               (Exact name of Registrant as Specified in Charter)

          The Eaton Vance Building, 255 State Street, Boston, MA 02109
          ------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                         (Registrant's Telephone Number)

                                 ALAN R. DYNNER
          The Eaton Vance Building, 255 State Street, Boston, MA 02109
          ------------------------------------------------------------
                     (Name and Address of Agent for Service)


Pursuant to Rule 485 Under the Securities Act of 1933, it is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

                             ----------------------

Title of Securities Being Registered: Shares of Beneficial Interest

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 002-42722).

The Prospectus and Proxy Statement and the Statement of Additional Information were previously filed pursuant to Rule 497 on December 23, 2003, (Accession No. 0000940394-03-001265), and are incorporated herein by reference.

The sole purpose of this filing is to include in the Registration Statement the Definitive Agreement and Plan of Reorganization (Exhibit 4) and the Opinion of Counsel on Tax Matters (Exhibit 12) for the reorganization of PIMCO PPA Tax-Efficient Structured Emerging Markets Fund, a series of PIMCO Funds: Multi Manager Series and Eaton Vance Tax-Managed Emerging Markets Fund, a series of the Registrant.

                                     PART C

                                OTHER INFORMATION


ITEM 15. INDEMNIFICATION

     No change from the information set forth in Item 25 of Form N-1A filed as Post-Effective Amendment No. 59 to the Registration Statement under the Securities Act of 1933 (File No. 002-42722) and Amendment No. 37 to the Registration Statement under the Investment Company Act of 1940 (File No. 811-2258) (Accession No. 0000940394-04-000079) filed with the Commission on January 27, 2004 (the "Registrant's N-1A"), which information is incorporated herewith by reference.

     Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

ITEM 16. EXHIBITS

(1)(a) Amended and Restated Declaration of Trust of Eaton Vance Series Trust II dated December 14, 1995 filed as Exhibit (1) to Post-Effective Amendment No. 42 to Registrant's N-1A filed January 24, 1997 and incorporated herein by reference.

   (b) Amendment to Declaration of Trust effective October 20, 2003 filed as Exhibit (a)(3) to Post-Effective Amendment No. 58 to Registrant's N-1A filed November 19, 2003 and incorporated herein by reference.

   (c) Amendment and Restatement of Establishment and Designation of a Series and Classes of Shares of Beneficial Interest, without Par Value effective October 20, 2003 filed as Exhibit (a)(4) to
               Post-Effective Amendment No. 58 to Registrant's N-1A filed November 19, 2003 and incorporated herein by reference.

(2)(a)         By-Laws filed as Exhibit (2)(a) to  Post-Effective  Amendment No.
               41 to Registrant's N-1A filed November 30, 1995 and incorporated herein by reference.

   (b)         Amendment  to By-Laws  dated  December  13, 1993 filed as Exhibit
               (2)(b) to Post-Effective Amendment No. 41 to Registrant's N-1A filed November 30, 1995 and incorporated herein by reference.

   (c) Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 54 filed January 27, 2003 and incorporated herein by reference.

(3)            Not applicable.

(4)            Agreement and Plan of  Reorganization by and between PIMCO Funds:
               Multi-Manager Series, on behalf of its series PIMCO PPA Tax-Efficient Structured Emerging Markets Fund and Eaton Vance Series Trust II, on behalf of its series Eaton Vance Tax-Managed Emerging Markets Fund filed herewith.

(5)            Not applicable.

(6) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Emerging Markets Fund dated October 20, 2003 filed as Exhibit (d) to Post-Effective Amendment No. 58 to Registrant's N-1A filed November 19, 2003 and incorporated herein by reference.

(7)(a) Amended and Restated Distribution Agreement between Eaton Vance Series Trust II and Eaton Vance Distributors, Inc. effective October 20, 2003 filed as Exhibit (e)(1) to Post-Effective Amendment No. 58 to Registrant's N-1A filed November 19, 2003 and incorporated herein by reference.

   (b)         Selling Group Agreement  between Eaton Vance  Distributors,  Inc.
               and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

(8) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its Independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(9)(a) Custodian Agreement with Investors Bank & Trust Company dated December 17, 1990 filed as Exhibit (8)(a) to Post-Effective Amendment No. 41 to Registrant's N-1A filed November 30, 1995 and incorporated herein by reference.

   (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated November 20, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 41 to Registrant's N-1A filed November 30, 1995 and incorporated herein by reference.

   (c) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to Post-Effective Amendment No. 78 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 25, 1999 (Accession No. 0000950156-99-0000050) and incorporated herein by reference.

   (d) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

   (e) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

   (f) Custodian Agreement with State Street Bank and Trust Company dated as of February 9, 2004 filed as Exhibit (g)(6) to Post-Effective Amendment No. 59 to Registrant's N-1A filed January 27, 2004 and incorporated herein by reference.

(10)(a)(1) Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated August 9, 1993 filed as Exhibit (15) to Post-Effective Amendment No. 41 to Registrant's N-1A filed November 30, 1995 and incorporated herein by reference.

       (2)     Amendment to Service Plan dated November 1, 1996 filed as Exhibit
               (15)(b) to Post-Effective Amendment No. 42 to Registrant's N-1A filed January 24, 1997 and incorporated herein by reference.

    (b) Class B Distribution Plan adopted March 18, 2002 with attached Schedule A effective March 18, 2002 filed as Exhibit (m)(3) to Post-Effective Amendment No. 52 to Registrant's N-1A filed April 15, 2002 and incorporated herein by reference.

    (c) Class C Distribution Plan adopted March 18, 2002 with attached Schedule A effective March 18, 2002 filed as Exhibit (m)(4) to Post-Effective Amendment No. 52 to Registrant's N-1A filed April 15, 2002 and incorporated herein by reference.

    (d) Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed as Exhibit (n)(5) to Post-Effective Amendment No. 55 to Registrant's N-1A filed July 9, 2003 and incorporated herein by reference.

    (h)(1) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 17, 2003 filed as Exhibit (o)(1) to Post-Effective Amendment No. 87 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed April 22, 2003 (Accession No.
               0000950156-03-000234) and incorporated herein by reference.

       (2) Schedule A effective October 20, 2003 to Amended and Restated Multiple Class Plan filed as Exhibit (o)(2) to Post-Effective Amendment No. 58 to Registrant's N-1A filed November 19, 2003 and incorporated herein by reference.

(11) Opinion and Consent of Counsel as to legality of securities being issued filed as Exhibit (11) to the Registrant's Registration Statement on Form N-14 (File Nos. 333-110429, 811-2258) filed November 12, 2003 (Accession No. 0000940394-03-001125) and
               incorporated herein by reference.

(12)           Tax Opinion of Kirkpatrick & Lockhart LLP filed herewith.

(13)(a) Administrative Services Agreement effective October 20, 2003 including Schedule A, between Eaton Vance Series Trust II and Eaton Vance Management filed as Exhibit (h)(3) to Post-Effective Amendment No. 58 to Registrant's N-1A filed November 19, 2003 and incorporated herein by reference.

    (b)        Transfer  Agency  Agreement  dated July 31, 2003 filed as Exhibit
               (h)(3) to Post-Effective Amendment No. 82 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) (Accession No. 0000940394-03-000592) filed July 31, 2003 and incorporated herein by reference.

    (c) Sub-Transfer Agency Service Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit
               (h)(3)  to  Post-Effective   Amendment  No.  45  of  Eaton  Vance
               Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No. 0000940394-02-000462) and incorporated herein by reference.

(14)(a) Consent of PricewaterhouseCoopers LLP regarding financial statements of PIMCO Funds: Multi Manger Series on behalf of PIMCO PPA Tax-Efficient Structured Emerging Markets Fund filed as Exhibit (14)(a) to the Registrant's Registration Statement on Form N-14 filed November 12, 2003 and incorporated herein by reference.

    (b) Consent of Independent Auditor regarding Eaton Vance Tax-Managed Emerging Markets Fund filed as Exhibit (14)(b) to the Registrant's Registration Statement on Form N-14 filed November 12, 2003 and incorporated herein by reference.

(15)           Not Applicable.

(16)           Not Applicable.

(17)(a) Power of Attorney for Eaton Vance Series Trust II dated July 1, 2003 filed as Exhibit (q)(1) to Post-Effective Amendment No. 55 filed July 9, 2003 (Accession No. 0000940394-03-000487) and incorporated herein by reference.

    (b) Form of Proxy filed as Exhibit (17)(b) to the Registrant's Registration Statement on Form N-14 filed November 12, 2003 and incorporated herein by reference.

ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts on the 12th day of April, 2004.

                                                EATON VANCE SERIES TRUST II

                                                /s/ Michael W. Weilheimer
                                                --------------------------------
                                                Michael W. Weilheimer, President

     Pursuant to the requirements of Section 6(a) of the Securities Act of 1933, this Registration Statement has been signed below by the Registrant's Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:


        SIGNATURES                       TITLE                       DATE
        ----------                       -----                       ----

/s/ Michael W. Weilheimer       President and Principal          April 12, 2004
-----------------------------      Executive Officer
Michael W. Weilheimer                 and Trustee

/s/ Barbara E. Campbell           Treasurer and Principal        April 12, 2004
-----------------------------    Financial and Accounting
Barbara E. Campbell                     Officer

James B. Hawkes*                        Trustee                  April 12, 2004
-----------------------------
James B. Hawkes

Samuel L. Hayes, III*                   Trustee                  April 12, 2004
-----------------------------
Samuel L. Hayes, III

William H. Park*                        Trustee                  April 12, 2004
-----------------------------
William H. Park

Ronald A. Pearlman*                     Trustee                  April 12, 2004
-----------------------------
Ronald A. Pearlman

Norton H. Reamer*                       Trustee                  April 12, 2004
-----------------------------
Norton H. Reamer

Lynn A. Stout*                          Trustee                  April 12, 2004
-----------------------------
Lynn A. Stout

* By:  /s/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr. (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as a part of this Registration Statement:

EXHIBIT
NUMBER                                DESCRIPTION
-------                               -----------

(4) Agreement and Plan of Reorganization for Eaton Vance Tax-Managed Emerging Markets Fund dated February 6, 2004

(12)      Tax Opinion of  Kirkpatrick  & Lockhart LLP